Non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Non-controlling interests
Balance at the beginning of the period	$ 158.8	[1]	$ 237.5		$ 227.2
Non-controlling interests arising on business combinations			(23.2)		1.9
Non-controlling interests derecognized on disposal			(23.1)
Loss for the year	(16.8)		(12.2)	[2]	(11.6)	[2]
Share of other comprehensive income/(loss)	19.5		(43.4)		20.0
Balance at the end of the period	$ 161.5		$ 158.8	[1]	$ 237.5

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)
[2]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information